Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Northwestern Mutual Series Fund, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Northwestern Mutual Series Fund, Inc.

Supplement Dated October 25, 2024 to the
Statutory Prospectus Dated May 1, 2024The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2024, as supplemented July 5, 2024, and September 5, 2024 (the “Prospectus”). You should read this Supplement together with the Prospectus.Principal Risk Disclosure Update – Growth Stock PortfolioThe “PRINCIPAL RISKS” section of the Growth Stock Portfolio’s Summary is amended to add the following risk:“• Large Position Risk – Based upon the implementation of the adviser’s investment strategy, although the Portfolio is considered “diversified” under applicable law, the Portfolio may hold and maintain large positions in a single or small number of securities. From time to time, such holdings may, on an aggregate basis, constitute a considerable percentage of Portfolio assets. As a result, the Portfolio’s performance could be significantly affected by changes in the value of a single security or small number of securities, and holding such positions may increase the overall volatility of Portfolio performance.”Principal Risk Disclosure Update – Large Cap Core Stock PortfolioThe “PRINCIPAL RISKS” section of the Large Cap Core Stock Portfolio’s Summary is amended to add the following risk:“• Large Position Risk – Based upon the implementation of the adviser’s investment strategy, although the Portfolio is considered “diversified” under applicable law, the Portfolio may hold and maintain large positions in a single or small number of securities. From time to time, such holdings may, on an aggregate basis, constitute a considerable percentage of the Portfolio’s assets. As a result, the Portfolio’s performance could be significantly affected by changes in the value of a single security or small number of securities, and holding such positions may increase the overall volatility of Portfolio performance. ”Principal Risk Disclosure Update – Large Cap Blend PortfolioThe “PRINCIPAL RISKS” section of the Large Cap Blend Portfolio’s Summary is amended to add the following risk:“• Large Position Risk – Based upon the implementation of the adviser’s investment strategy, although the Portfolio is considered “diversified” under applicable law, the Portfolio may hold and maintain large positions in a single or small number of securities. From time to time, such holdings may, on an aggregate basis, constitute a considerable percentage of the Portfolio’s assets. As a result, the Portfolio’s performance could be significantly affected by changes in the value of a single security or small number of securities, and holding such positions may increase the overall volatility of Portfolio performance. ”Sub-Adviser Change for Mid Cap Growth Stock PortfolioIn connection with the replacement of Wellington Management Company LLP (“Wellington”) by J.P. Morgan Investment Management, Inc. (“JPMIM”) as sub-adviser to the Fund’s Mid Cap Growth Stock Portfolio (the “Portfolio”), effective on or about October 28, 2024, certain sections of the Prospectus shall be amended as noted below. The Portfolio may experience increased portfolio turnover over the short term in connection with the transition to the new sub-adviser. Increased portfolio turnover can result in higher brokerage commissions and other transaction costs, which can adversely affect performance. Please be advised that certain investor materials (including, for example, account statements and transaction forms) and certain variable product website descriptions may continue to refer to Wellington when identifying the sub-adviser for the Portfolio until such time that internal system name change processes are completed.The following amendments to the Prospectus shall be effective October 28, 2024:The “PRINCIPAL INVESTMENT STRATEGIES” section of the Portfolio’s Summary is amended to read as follows:“Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of mid-sized companies. The Portfolio considers a company to be a mid-capitalization company if it has a market capitalization within the collective range of the Russell MidCap® Growth Index at the time of purchase. As of June 30, 2024, this range was approximately $662.4 million to $56.66 billion. The market capitalization range of the index changes over time. Securities of companies whose market capitalizations no longer fall within this range after purchase may continue to be held by the Portfolio.The Portfolio invests primarily in common stocks of mid cap companies which the adviser believes are capable of achieving sustained growth. The adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. Growth companies purchased for the Fund include those with leading competitive positions that can achieve sustainable growth.As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Portfolio invests. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Portfolio’s investments in securities and ascertain key issues that merit engagement with issuers. These ESG factor assessments may not be conclusive and securities of issuers may be purchased and retained by the Portfolio for reasons other than material ESG factors while the Portfolio may divest or not invest in securities of issuers that may be positively impacted by such factors. Examples of ESG factors which may be considered (which are provided for illustrative purposes only, are not exhaustive and may not be relevant to a particular investment) are climate change risk, human capital management and executive compensation. The adviser’s ESG integration approach does not change the Portfolio’s investment objective, exclude specific types of industries or companies or limit the Portfolio’s investable universe. The Portfolio is not designed for investors who wish to screen out particular types of companies or investments or are looking for funds that meet specific ESG goals.The Portfolio seeks to reduce overall risk by diversifying across sectors, industry groups and companies. The Portfolio’s sector exposure relative to its benchmark is driven by an investment process which relies on fundamental company analysis and individual stock selection. As a result, based upon market or economic conditions, the Portfolio may at times have a relatively high percentage of its assets invested in a particular sector of the market.The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.The Portfolio invests primarily in U.S. common stocks. The Portfolio may invest up to 20% of net assets in American Depositary Receipts (ADRs). The Portfolio may additionally invest in real estate investment trusts (REITs).”The “PRINCIPAL RISKS” section of the Portfolio’s Summary is amended to remove the following risks: (1) Foreign Currency Risk; and (2) Foreign Investing Risk.The “PERFORMANCE” section of the Portfolio’s Summary is amended by replacing the third sentence of the first paragraph with the following:“Prior to October 28, 2024, the Portfolio was managed by a different sub-adviser.”
Mid Cap Growth Stock Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Northwestern Mutual Series Fund, Inc.

Supplement Dated October 25, 2024 to the
Statutory Prospectus Dated May 1, 2024The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2024, as supplemented July 5, 2024, and September 5, 2024 (the “Prospectus”). You should read this Supplement together with the Prospectus.Sub-Adviser Change for Mid Cap Growth Stock PortfolioIn connection with the replacement of Wellington Management Company LLP (“Wellington”) by J.P. Morgan Investment Management, Inc. (“JPMIM”) as sub-adviser to the Fund’s Mid Cap Growth Stock Portfolio (the “Portfolio”), effective on or about October 28, 2024, certain sections of the Prospectus shall be amended as noted below. The Portfolio may experience increased portfolio turnover over the short term in connection with the transition to the new sub-adviser. Increased portfolio turnover can result in higher brokerage commissions and other transaction costs, which can adversely affect performance. Please be advised that certain investor materials (including, for example, account statements and transaction forms) and certain variable product website descriptions may continue to refer to Wellington when identifying the sub-adviser for the Portfolio until such time that internal system name change processes are completed.The following amendments to the Prospectus shall be effective October 28, 2024:The “PRINCIPAL INVESTMENT STRATEGIES” section of the Portfolio’s Summary is amended to read as follows:“Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of mid-sized companies. The Portfolio considers a company to be a mid-capitalization company if it has a market capitalization within the collective range of the Russell MidCap® Growth Index at the time of purchase. As of June 30, 2024, this range was approximately $662.4 million to $56.66 billion. The market capitalization range of the index changes over time. Securities of companies whose market capitalizations no longer fall within this range after purchase may continue to be held by the Portfolio.The Portfolio invests primarily in common stocks of mid cap companies which the adviser believes are capable of achieving sustained growth. The adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. Growth companies purchased for the Fund include those with leading competitive positions that can achieve sustainable growth.As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Portfolio invests. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Portfolio’s investments in securities and ascertain key issues that merit engagement with issuers. These ESG factor assessments may not be conclusive and securities of issuers may be purchased and retained by the Portfolio for reasons other than material ESG factors while the Portfolio may divest or not invest in securities of issuers that may be positively impacted by such factors. Examples of ESG factors which may be considered (which are provided for illustrative purposes only, are not exhaustive and may not be relevant to a particular investment) are climate change risk, human capital management and executive compensation. The adviser’s ESG integration approach does not change the Portfolio’s investment objective, exclude specific types of industries or companies or limit the Portfolio’s investable universe. The Portfolio is not designed for investors who wish to screen out particular types of companies or investments or are looking for funds that meet specific ESG goals.The Portfolio seeks to reduce overall risk by diversifying across sectors, industry groups and companies. The Portfolio’s sector exposure relative to its benchmark is driven by an investment process which relies on fundamental company analysis and individual stock selection. As a result, based upon market or economic conditions, the Portfolio may at times have a relatively high percentage of its assets invested in a particular sector of the market.The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.The Portfolio invests primarily in U.S. common stocks. The Portfolio may invest up to 20% of net assets in American Depositary Receipts (ADRs). The Portfolio may additionally invest in real estate investment trusts (REITs).”The “PRINCIPAL RISKS” section of the Portfolio’s Summary is amended to remove the following risks: (1) Foreign Currency Risk; and (2) Foreign Investing Risk.The “PERFORMANCE” section of the Portfolio’s Summary is amended by replacing the third sentence of the first paragraph with the following:“Prior to October 28, 2024, the Portfolio was managed by a different sub-adviser.”
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of mid-sized companies. The Portfolio considers a company to be a mid-capitalization company if it has a market capitalization within the collective range of the Russell MidCap® Growth Index at the time of purchase. As of June 30, 2024, this range was approximately $662.4 million to $56.66 billion. The market capitalization range of the index changes over time. Securities of companies whose market capitalizations no longer fall within this range after purchase may continue to be held by the Portfolio.The Portfolio invests primarily in common stocks of mid cap companies which the adviser believes are capable of achieving sustained growth. The adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. Growth companies purchased for the Fund include those with leading competitive positions that can achieve sustainable growth.As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Portfolio invests. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Portfolio’s investments in securities and ascertain key issues that merit engagement with issuers. These ESG factor assessments may not be conclusive and securities of issuers may be purchased and retained by the Portfolio for reasons other than material ESG factors while the Portfolio may divest or not invest in securities of issuers that may be positively impacted by such factors. Examples of ESG factors which may be considered (which are provided for illustrative purposes only, are not exhaustive and may not be relevant to a particular investment) are climate change risk, human capital management and executive compensation. The adviser’s ESG integration approach does not change the Portfolio’s investment objective, exclude specific types of industries or companies or limit the Portfolio’s investable universe. The Portfolio is not designed for investors who wish to screen out particular types of companies or investments or are looking for funds that meet specific ESG goals.The Portfolio seeks to reduce overall risk by diversifying across sectors, industry groups and companies. The Portfolio’s sector exposure relative to its benchmark is driven by an investment process which relies on fundamental company analysis and individual stock selection. As a result, based upon market or economic conditions, the Portfolio may at times have a relatively high percentage of its assets invested in a particular sector of the market.The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.The Portfolio invests primarily in U.S. common stocks. The Portfolio may invest up to 20% of net assets in American Depositary Receipts (ADRs). The Portfolio may additionally invest in real estate investment trusts (REITs).
Growth Stock Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Northwestern Mutual Series Fund, Inc.

Supplement Dated October 25, 2024 to the
Statutory Prospectus Dated May 1, 2024The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2024, as supplemented July 5, 2024, and September 5, 2024 (the “Prospectus”). You should read this Supplement together with the Prospectus.Principal Risk Disclosure Update – Growth Stock PortfolioThe “PRINCIPAL RISKS” section of the Growth Stock Portfolio’s Summary is amended to add the following risk:“• Large Position Risk – Based upon the implementation of the adviser’s investment strategy, although the Portfolio is considered “diversified” under applicable law, the Portfolio may hold and maintain large positions in a single or small number of securities. From time to time, such holdings may, on an aggregate basis, constitute a considerable percentage of Portfolio assets. As a result, the Portfolio’s performance could be significantly affected by changes in the value of a single security or small number of securities, and holding such positions may increase the overall volatility of Portfolio performance.”
Growth Stock Portfolio | Large Position Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Large Position Risk – Based upon the implementation of the adviser’s investment strategy, although the Portfolio is considered “diversified” under applicable law, the Portfolio may hold and maintain large positions in a single or small number of securities. From time to time, such holdings may, on an aggregate basis, constitute a considerable percentage of Portfolio assets. As a result, the Portfolio’s performance could be significantly affected by changes in the value of a single security or small number of securities, and holding such positions may increase the overall volatility of Portfolio performance.
Large Cap Core Stock Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Northwestern Mutual Series Fund, Inc.

Supplement Dated October 25, 2024 to the
Statutory Prospectus Dated May 1, 2024The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2024, as supplemented July 5, 2024, and September 5, 2024 (the “Prospectus”). You should read this Supplement together with the Prospectus.Principal Risk Disclosure Update – Large Cap Core Stock PortfolioThe “PRINCIPAL RISKS” section of the Large Cap Core Stock Portfolio’s Summary is amended to add the following risk:“• Large Position Risk – Based upon the implementation of the adviser’s investment strategy, although the Portfolio is considered “diversified” under applicable law, the Portfolio may hold and maintain large positions in a single or small number of securities. From time to time, such holdings may, on an aggregate basis, constitute a considerable percentage of the Portfolio’s assets. As a result, the Portfolio’s performance could be significantly affected by changes in the value of a single security or small number of securities, and holding such positions may increase the overall volatility of Portfolio performance. ”
Large Cap Core Stock Portfolio | Large Position Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Large Position Risk – Based upon the implementation of the adviser’s investment strategy, although the Portfolio is considered “diversified” under applicable law, the Portfolio may hold and maintain large positions in a single or small number of securities. From time to time, such holdings may, on an aggregate basis, constitute a considerable percentage of the Portfolio’s assets. As a result, the Portfolio’s performance could be significantly affected by changes in the value of a single security or small number of securities, and holding such positions may increase the overall volatility of Portfolio performance.
Large Cap Blend Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Northwestern Mutual Series Fund, Inc.

Supplement Dated October 25, 2024 to the
Statutory Prospectus Dated May 1, 2024The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2024, as supplemented July 5, 2024, and September 5, 2024 (the “Prospectus”). You should read this Supplement together with the Prospectus.Principal Risk Disclosure Update – Large Cap Blend PortfolioThe “PRINCIPAL RISKS” section of the Large Cap Blend Portfolio’s Summary is amended to add the following risk:“• Large Position Risk – Based upon the implementation of the adviser’s investment strategy, although the Portfolio is considered “diversified” under applicable law, the Portfolio may hold and maintain large positions in a single or small number of securities. From time to time, such holdings may, on an aggregate basis, constitute a considerable percentage of the Portfolio’s assets. As a result, the Portfolio’s performance could be significantly affected by changes in the value of a single security or small number of securities, and holding such positions may increase the overall volatility of Portfolio performance. ”
Large Cap Blend Portfolio | Large Position Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Large Position Risk – Based upon the implementation of the adviser’s investment strategy, although the Portfolio is considered “diversified” under applicable law, the Portfolio may hold and maintain large positions in a single or small number of securities. From time to time, such holdings may, on an aggregate basis, constitute a considerable percentage of the Portfolio’s assets. As a result, the Portfolio’s performance could be significantly affected by changes in the value of a single security or small number of securities, and holding such positions may increase the overall volatility of Portfolio performance.